Stock-Based Compensation - Summary of Significant Assumptions Used to Determine Fair Value of Options (Detail) (2007 Stock Option Plan [Member])	12 Months Ended
Dec. 31, 2012
2007 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.56%
Expected equity volatility	55.00%
Expected time to exit event	3 years